Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 24,563,707
Amortization expense	3,931,079	$ 127,923	$ 4,054,120	$ 3,733,377
Ending balance	21,177,708	689,154	24,563,707
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,205,066	1,308,333	40,355,771	36,993,875
Additions	491,868	16,005	1,233,019	982,655
Disposals or derecognition	(50,313)	(1,637)	(324,321)	(70,007)
Disposal of subsidiaries			(801,642)	(38,125)
Acquisition through business combinations			622	2,567,342
Effect of foreign currency exchange differences	179,347	5,837	(258,383)	(79,969)
Ending balance	40,825,968	1,328,538	40,205,066	40,355,771
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,641,359	508,994	12,644,000	7,969,483
Amortization expense	3,931,079	127,923	4,054,120	3,733,377
Impairment losses recognized	715	23
Disposals or derecognition	(40,009)	(1,302)	(310,285)	(52,389)
Disposal of subsidiaries			(634,693)	(10,688)
Acquisition through business combinations			222	1,026,187
Effect of foreign currency exchange differences	115,116	3,746	(112,005)	(21,970)
Ending balance	19,648,260	639,384	15,641,359	12,644,000
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,990,956
Ending balance	6,974,365	226,956	7,990,956
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,704,605	380,885	11,890,283	11,000,001
Disposals or derecognition	0	0	(102,637)	0
Acquisition through business combinations				885,565
Effect of foreign currency exchange differences	31,576	1,028	(83,041)	4,717
Ending balance	11,736,181	381,913	11,704,605	11,890,283
Customer relationships [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,713,649	120,848	2,769,983	1,666,668
Amortization expense	1,043,852	33,968	1,049,759	1,000,000
Impairment losses recognized	0	0
Disposals or derecognition	0	0	(102,637)	0
Acquisition through business combinations				102,768
Effect of foreign currency exchange differences	4,315	141	(3,456)	547
Ending balance	4,761,816	154,957	3,713,649	2,769,983
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,779,723
Ending balance	2,310,815	75,197	2,779,723
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,051,694	229,473	6,966,449	4,606,878
Additions	459,954	14,967	1,193,060	951,439
Disposals or derecognition	(37,442)	(1,218)	(150,670)	(55,413)
Disposal of subsidiaries			(789,998)	(38,125)
Acquisition through business combinations			622	1,567,508
Effect of foreign currency exchange differences	141,903	4,617	(167,769)	(65,838)
Ending balance	7,616,109	247,839	7,051,694	6,966,449
Computer software [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,271,971	139,017	4,170,576	2,677,339
Amortization expense	957,708	31,165	971,190	729,330
Impairment losses recognized	715	23
Disposals or derecognition	(31,456)	(1,024)	(139,907)	(47,345)
Disposal of subsidiaries			(626,338)	(10,688)
Acquisition through business combinations			222	843,746
Effect of foreign currency exchange differences	106,356	3,461	(103,772)	(21,806)
Ending balance	5,305,294	172,642	4,271,971	4,170,576
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,730,404
Ending balance	11,829,167	384,939	13,730,404
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,315,241	693,630	21,319,179	21,318,696
Additions	500	16	2,000	171
Disposals or derecognition	0	0		0
Disposal of subsidiaries			(5,401)
Effect of foreign currency exchange differences	1,611	53	(537)	312
Ending balance	21,317,352	693,699	21,315,241	21,319,179
Patents and acquired specific technology [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,584,837	246,822	5,598,966	3,600,173
Amortization expense	1,901,835	61,889	1,991,641	1,998,554
Impairment losses recognized	0	0
Disposals or derecognition	0	0		0
Disposal of subsidiaries			(5,288)
Effect of foreign currency exchange differences	1,513	49	(482)	239
Ending balance	9,488,185	308,760	7,584,837	5,598,966
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	62,624
Ending balance	63,361	2,062	62,624
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	133,526	4,345	179,860	68,300
Additions	31,414	1,022	37,959	31,045
Disposals or derecognition	(12,871)	(419)	(71,014)	(14,594)
Disposal of subsidiaries			(6,243)
Acquisition through business combinations				114,269
Effect of foreign currency exchange differences	4,257	139	(7,036)	(19,160)
Ending balance	156,326	5,087	133,526	179,860
Others [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	70,902	2,307	104,475	25,303
Amortization expense	27,684	901	41,530	5,493
Impairment losses recognized	0	0
Disposals or derecognition	(8,553)	(278)	(67,741)	(5,044)
Disposal of subsidiaries			(3,067)
Acquisition through business combinations				79,673
Effect of foreign currency exchange differences	2,932	95	(4,295)	(950)
Ending balance	$ 92,965	$ 3,025	$ 70,902	$ 104,475